UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    McDonald Capital Investors Inc.
Address: One Maritime Plaza, Suite 1300

         San Francisco, CA  94111

13F File Number:  28-06004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew J. McDonald
Title:     President
Phone:     415-981-5401

Signature, Place, and Date of Signing:

     /s/  Andrew J. McDonald     San Francisco, CA     November 05, 2003


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     25

Form13F Information Table Value Total:     $598,052 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGILENT TECHNOLOGIES INC       DBCV  3.000%12/0 00846UAB7      510   500000 PRN      SOLE                   500000        0        0
AMERICAN INTL GROUP INC        COM              026874107     5547    96129 SH       SOLE                    96129        0        0
AWARE INC MASS                 COM              05453N100       37    12500 SH       SOLE                    12500        0        0
BAXTER INTERNATIONAL           RIGHTSCV         071813125        0    66000 SH       SOLE                    66000        0        0
CARDINAL HEALTH INC            COM              14149Y108    51421   880647 SH       SOLE                   880647        0        0
CLOROX CO DEL                  COM              189054109    71932  1568170 SH       SOLE                  1568170        0        0
CYPRESS SEMICONDUCTOR CORP     NOTE  3.750% 7/0 232806AF6     1372  1407000 PRN      SOLE                  1407000        0        0
DU PONT E I DE NEMOURS & CO    COM              263534109      200     5000 SH       SOLE                     5000        0        0
FEDERAL HOME LN MTG CORP       COM              313400301    41769   797876 SH       SOLE                   797876        0        0
FEDERAL NATL MTG ASSN          COM              313586109      267     3800 SH       SOLE                     3800        0        0
I2 TECHNOLOGIES                SUBDEB 5.25% 06  465754AF6    11378 13961000 PRN      SOLE                 13961000        0        0
I2 TECHNOLOGIES                COM              465754109      250   197071 SH       SOLE                   197071        0        0
IRON MTN INC PA                COM              462846106    18182   506470 SH       SOLE                   506470        0        0
LAM RESEARCH CORP              NOTE  4.000% 6/0 512807AE8     1970     2000 PRN      SOLE                     2000        0        0
LIZ CLAIBORNE INC              COM              539320101    16413   482022 SH       SOLE                   482022        0        0
MICROSOFT CORP                 COM              594918104    27468   988072 SH       SOLE                   988072        0        0
NIKE INC                       CL B             654106103    44138   725720 SH       SOLE                   725720        0        0
OVERTURE SVCS INC              COM              69039R100      242     9186 SH       SOLE                     9186        0        0
PAYCHEX INC                    COM              704326107    27953   819750 SH       SOLE                   819750        0        0
PROGRESSIVE CORP OHIO          COM              743315103    82746  1197315 SH       SOLE                  1197315        0        0
SAFEWAY INC                    COM NEW          786514208    28172  1228067 SH       SOLE                  1228067        0        0
SEALED AIR CORP NEW            COM              81211K100     1219    25800 SH       SOLE                    25800        0        0
VIACOM INC                     CL B             925524308    52816  1379004 SH       SOLE                  1379004        0        0
WATERS CORP                    COM              941848103    54213  1976425 SH       SOLE                  1976425        0        0
WELLS FARGO & CO NEW           COM              949746101    57837  1123044 SH       SOLE                  1123044        0        0